INTANGIBLE AND OTHER ASSETS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Sheerness CAD	Dec. 31, 2013 Sheerness CAD	Dec. 31, 2014 Sundance A CAD	Dec. 31, 2013 Sundance A CAD
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects under development	1,286	571
PPAs	272	324				234	273	38	51
Deferred income tax assets and charges (Note 16)	177	223
Loans and advances	167	183
Fair value of derivative contracts (Note 23)	93	112
Employee post-retirement benefits (Note 22)	14	16
Other	691	524
Intangibles and Other Assets	2,700	1,953
Note receivable
Notes receivable	213	226		184	212
Interest rate on notes receivable	6.75%
Current portion of note receivable	46	43		40	40
Amount related to PPAs which are included in intangibles and other assets
Cost	810	810				585	585	225	225
Accumulated Amortization	538	486				351	312	187	174
Net Book Value	272	324				234	273	38	51
Amortization expense	52	52	52
Expected annual amortization expense
2015	52
2016	52
2017	52
2018	39
2019	39